Schedule of Investments TCW Compounders ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 16.1%
General Electric Co.	25,873	$5,266,967
HEICO Corp.	42,815	10,230,216
TransDigm Group, Inc.	6,497	8,792,650
		24,289,833
Capital Markets - 5.6%
MSCI, Inc., Class A	6,386	3,810,973
S&P Global, Inc.	8,945	4,664,013
		8,474,986
Chemicals - 3.0%
Linde plc	10,163	4,533,918
Commercial Services & Supplies - 7.0%
Waste Connections, Inc.	57,086	10,490,694
Electrical Equipment - 3.0%
AMETEK, Inc.	24,087	4,445,497
Financial Services - 18.3%
Fiserv, Inc.*	65,774	14,209,814
Mastercard, Inc., Class A	11,678	6,486,312
Visa, Inc., Class A	20,140	6,883,852
		27,579,978
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings, Inc.	18,413	4,715,017
IT Services - 3.2%
Gartner, Inc.*	8,979	4,874,071
Life Sciences Tools & Services - 1.9%
Danaher Corp.	13,058	2,908,539
Media - 2.2%
Trade Desk, Inc. (The), Class A*	27,937	3,315,563
Professional Services - 3.3%
Wolters Kluwer NV	27,318	4,980,701
Software - 29.6%
Cadence Design Systems, Inc.*	14,392	4,283,347
Constellation Software, Inc.	6,961	22,765,178
Fair Isaac Corp.*	3,764	7,052,080
Microsoft Corp.	17,756	7,369,805
Roper Technologies, Inc.	5,389	3,102,178
		44,572,588
Investments	Shares	Value
Specialty Retail - 2.9%
Murphy USA, Inc.	8,641	$4,345,645
Total Common Stocks
(Cost $102,261,808)		149,527,030
WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.*††
(Cost $0)	14,592	0	**
	Principal
Short-Term Investments - 1.3%
Time Deposit - 1.3%
JP Morgan Chase, New York 3.68% 2/3/2025
(Cost $1,909,363)	$1,909,363	1,909,363
Total Investments - 100.5%
(Cost $104,171,171)		$151,436,393
Liabilities in Excess of Other Assets - (0.5%)		(817,438)
Net Assets - 100.0%		$150,618,955

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

Schedule of Investments (Continued) TCW Compounders ETF January 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks*	$149,527,030	$–	$–		$149,527,030
Warrants*	–	–	0	**	0	**
Short-Term Investments
Time Deposit	1,909,363	–	–		1,909,363
Total Investments	$151,436,393	$–	$0	**	$151,436,393

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Amount rounds to less than $0.50.